PROPERTY AND EQUIPMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
Property and equipment
Beginning balance	Rp 171,491		Rp 163,205
Ending balance	178,800	$ 11,611	171,491
Gross or Cost
Property and equipment
Beginning balance	361,300		338,688
Additions	32,858		34,146
Deductions	(4,985)		(11,094)
Reclassifications/Translations	(11,399)		(440)
Ending balance	377,774		361,300
Accumulated depreciation
Property and equipment
Beginning balance	(189,809)		(175,483)
Additions	24,838		25,576
Deductions	4,728		10,906
Reclassifications/Translations	(10,945)		(344)
Ending balance	(198,974)		(189,809)
Buildings | Gross or Cost
Property and equipment
Beginning balance	18,947		17,296
Additions	569		778
Deductions	(34)		(1)
Reclassifications/Translations	114		874
Ending balance	19,596		18,947
Buildings | Accumulated depreciation
Property and equipment
Beginning balance	(6,228)		(5,537)
Additions	649		632
Deductions	11		1
Reclassifications/Translations	(48)		60
Ending balance	(6,818)		(6,228)
Leasehold improvements | Gross or Cost
Property and equipment
Beginning balance	1,571		1,477
Additions	28		80
Deductions	(14)		(86)
Reclassifications/Translations	90		100
Ending balance	1,675		1,571
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(1,207)		(1,163)
Additions	141		130
Deductions	6		86
Reclassifications/Translations	(30)
Ending balance	(1,312)		(1,207)
Switching equipment | Gross or Cost
Property and equipment
Beginning balance	20,083		18,324
Additions	582		1,066
Deductions	(309)		(130)
Reclassifications/Translations	(720)		823
Ending balance	19,636		20,083
Switching equipment | Accumulated depreciation
Property and equipment
Beginning balance	(14,100)		(12,225)
Additions	1,967		1,985
Deductions	309		127
Reclassifications/Translations	(1,637)		17
Ending balance	(14,121)		(14,100)
Telegraph, telex and data communication equipment | Gross or Cost
Property and equipment
Beginning balance	1,583		1,583
Ending balance	1,583		1,583
Telegraph, telex and data communication equipment | Accumulated depreciation
Property and equipment
Beginning balance	(1,582)		(1,582)
Ending balance	(1,582)		(1,582)
Transmission installation and equipment | Gross or Cost
Property and equipment
Beginning balance	171,106		165,621
Additions	5,839		4,494
Deductions	(3,562)		(9,501)
Reclassifications/Translations	7,281		10,492
Ending balance	180,664		171,106
Transmission installation and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(97,335)		(94,532)
Additions	12,171		12,087
Deductions	3,372		9,362
Reclassifications/Translations	(1,787)		78
Ending balance	(104,347)		(97,335)
Satellite, earth station and equipment | Gross or Cost
Property and equipment
Beginning balance	10,804		10,528
Additions	137		155
Deductions			(5)
Reclassifications/Translations			126
Ending balance	10,941		10,804
Satellite, earth station and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(6,041)		(5,199)
Additions	746		830
Deductions			5
Reclassifications/Translations	(61)		17
Ending balance	(6,726)		(6,041)
Cable network | Gross or Cost
Property and equipment
Beginning balance	74,695		67,559
Additions	5,762		7,807
Deductions	(6)		(9)
Reclassifications/Translations	(3,682)		(662)
Ending balance	76,769		74,695
Cable network | Accumulated depreciation
Property and equipment
Beginning balance	(22,510)		(18,735)
Additions	3,215		4,388
Deductions	6		9
Reclassifications/Translations	(5,326)		(604)
Ending balance	(20,393)		(22,510)
Power supply | Gross or Cost
Property and equipment
Beginning balance	23,276		22,035
Additions	722		433
Deductions	(768)		(719)
Reclassifications/Translations	1,118		1,527
Ending balance	24,348		23,276
Power supply | Accumulated depreciation
Property and equipment
Beginning balance	(16,890)		(15,874)
Additions	1,861		1,699
Deductions	758		712
Reclassifications/Translations	(606)		29
Ending balance	(17,387)		(16,890)
Data processing equipment | Gross or Cost
Property and equipment
Beginning balance	20,954		19,258
Additions	557		877
Deductions	(218)		(390)
Reclassifications/Translations	600		1,209
Ending balance	21,893		20,954
Data processing equipment | Accumulated depreciation
Property and equipment
Beginning balance	(15,490)		(14,130)
Additions	2,093		1,806
Deductions	217		388
Reclassifications/Translations	(1,217)		(58)
Ending balance	(16,149)		(15,490)
Other telecommunication peripherals | Gross or Cost
Property and equipment
Beginning balance	10,402		9,121
Additions	468		1,261
Reclassifications/Translations	217		20
Ending balance	11,087		10,402
Other telecommunication peripherals | Accumulated depreciation
Property and equipment
Beginning balance	(6,067)		(4,330)
Additions	1,659		1,717
Reclassifications/Translations	(26)		20
Ending balance	(7,700)		(6,067)
Office equipment | Gross or Cost
Property and equipment
Beginning balance	2,625		2,352
Additions	96		157
Deductions	(18)		(85)
Reclassifications/Translations	(7)		201
Ending balance	2,696		2,625
Office equipment | Accumulated depreciation
Property and equipment
Beginning balance	(2,073)		(1,866)
Additions	285		261
Deductions	18		79
Reclassifications/Translations	(204)		25
Ending balance	(2,136)		(2,073)
Vehicles | Gross or Cost
Property and equipment
Beginning balance	605		537
Additions	48		100
Deductions	(56)		(165)
Reclassifications/Translations	(4)		133
Ending balance	593		605
Vehicles | Accumulated depreciation
Property and equipment
Beginning balance	(242)		(270)
Additions	48		38
Deductions	31		135
Reclassifications/Translations	(3)		69
Ending balance	(256)		(242)
Others | Gross or Cost
Property and equipment
Beginning balance	51		47
Additions	1		2
Deductions			(3)
Reclassifications/Translations	1		5
Ending balance	53		51
Others | Accumulated depreciation
Property and equipment
Beginning balance	(44)		(40)
Additions	3		3
Deductions			2
Reclassifications/Translations			3
Ending balance	(47)		(44)
Property under construction | Gross or Cost
Property and equipment
Beginning balance	4,598		2,950
Additions	18,049		16,936
Reclassifications/Translations	(16,407)		(15,288)
Ending balance	Rp 6,240		Rp 4,598